United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON SELECT FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2026

Date of reporting period: October 31, 2025

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 82.6%
U.S. Treasury Obligations - 82.6%
U.S. Treasury Bills,
4.270%, Due 11/6/2025A B	$8,500,000	$8,497,304
4.006%, Due 1/8/2026A B C	11,200,000	11,122,333
3.947%, Due 1/22/2026A B C	1,900,000	1,884,135
3.826%, Due 3/5/2026A B C	2,500,000	2,468,328
3.811%, Due 3/12/2026A B C	9,500,000	9,372,701
3.779%, Due 3/19/2026A B	8,000,000	7,887,598
3.809%, Due 3/26/2026A B C	300,000	295,566

		41,527,965

Total Short-Term Investments (Cost $41,528,204)		41,527,965

TOTAL INVESTMENTS - 82.6% (Cost $41,528,204)		41,527,965
OTHER ASSETS, NET OF LIABILITIES - 17.4%		8,758,072

TOTAL NET ASSETS - 100.0%		$50,286,037

Percentages are stated as a percent of net assets.

A	Coupon represents a weighted average yield to maturity.
B	Zero coupon bond.
C	All or a portion represents positions held by the American Beacon Cayman Trend Company, Ltd.

Long Futures Contracts Open on October 31, 2025:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
COMEX Copper FuturesA	38	December 2025	$4,487,467	$4,834,550	$347,083
COMEX Gold 100 Troy Ounces FuturesA	24	December 2025	8,502,482	9,591,600	1,089,118
COMEX Silver FuturesA	27	December 2025	5,272,401	6,501,600	1,229,199
ICE Brent Crude Oil FuturesA	6	November 2025	383,328	388,620	5,292
NYMEX Light Sweet Crude Oil FuturesA	1	November 2025	60,792	60,980	188

			$18,706,470	$21,377,350	$2,670,880

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini NASDAQ 100 Index Futures	11	December 2025	$5,405,660	$5,720,880	$315,220
CME E-Mini Russell 2000 Index Futures	35	December 2025	4,235,079	4,357,325	122,246
CME E-Mini S&P 500 Index Futures	32	December 2025	10,649,326	10,998,400	349,074
Eurex DAX Index Futures	5	December 2025	3,479,258	3,462,849	(16,409)
Eurex EURO STOXX 50 Futures	98	December 2025	6,197,049	6,403,686	206,637
ICE FTSE 100 Index Futures	53	December 2025	6,453,080	6,785,758	332,678
TSE TOPIX Futures	18	December 2025	3,633,808	3,894,101	260,293

			$40,053,260	$41,622,999	$1,569,739

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	159	December 2025	$17,455,892	$17,364,539	$(91,353)
CBOT 10 Year U.S. Treasury Notes Futures	229	December 2025	25,946,087	25,801,859	(144,228)
CBOT U.S. Long Bond Futures	82	December 2025	9,663,460	9,619,625	(43,835)
CBOT Ultra Long Term U.S. Treasury Bond Futures	34	December 2025	4,163,445	4,123,563	(39,882)
Eurex 5 Year Euro BOBL Futures	111	December 2025	15,179,833	15,130,676	(49,157)
Eurex 10 Year Euro BUND Futures	52	December 2025	7,797,875	7,755,352	(42,523)
ICE Long Gilt Futures	24	December 2025	2,951,651	2,951,726	75

			$83,158,243	$82,747,340	$(410,903)

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

October 31, 2025 (Unaudited)

A	All or a portion represents positions held by the American Beacon Cayman Trend Company, Ltd.

Forward Foreign Currency Contracts Open on October 31, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	115,651	EUR	115,265	11/3/2025	BNP	$386	$—	$386
USD	115,658	EUR	115,265	11/3/2025	BNP	393	—	393
USD	115,708	EUR	115,265	11/3/2025	BNP	443	—	443
EUR	345,795	USD	346,825	11/3/2025	BNP	—	(1,030)	(1,030)
USD	115,237	EUR	115,265	11/4/2025	BNP	—	(28)	(28)
USD	115,273	EUR	115,265	11/4/2025	BNP	8	—	8
USD	115,291	EUR	115,265	11/4/2025	BNP	26	—	26
USD	115,308	EUR	115,265	11/4/2025	BNP	43	—	43
USD	115,366	EUR	115,265	11/4/2025	BNP	101	—	101
USD	115,604	EUR	115,265	11/4/2025	BNP	339	—	339
USD	115,620	EUR	115,265	11/4/2025	BNP	355	—	355
USD	115,625	EUR	115,265	11/4/2025	BNP	360	—	360
USD	115,672	EUR	115,265	11/4/2025	BNP	407	—	407
USD	115,686	EUR	115,265	11/4/2025	BNP	421	—	421
USD	115,691	EUR	115,265	11/4/2025	BNP	426	—	426
USD	116,274	EUR	115,350	11/17/2025	BNP	924	—	924
USD	116,415	EUR	115,349	11/17/2025	BNP	1,066	—	1,066
USD	116,423	EUR	115,350	11/17/2025	BNP	1,073	—	1,073
USD	117,296	EUR	115,350	11/17/2025	BNP	1,946	—	1,946
USD	347,098	EUR	346,049	11/17/2025	BNP	1,049	—	1,049
USD	349,127	EUR	346,048	11/17/2025	BNP	3,079	—	3,079
USD	464,290	EUR	461,398	11/17/2025	BNP	2,892	—	2,892
USD	467,158	EUR	461,398	11/17/2025	BNP	5,760	—	5,760
USD	581,190	EUR	576,747	11/17/2025	BNP	4,443	—	4,443
USD	1,043,425	EUR	1,038,144	11/17/2025	BNP	5,281	—	5,281
USD	1,159,355	EUR	1,153,494	11/17/2025	BNP	5,861	—	5,861
USD	1,164,476	EUR	1,153,494	11/17/2025	BNP	10,982	—	10,982
USD	1,629,842	EUR	1,614,892	11/17/2025	BNP	14,950	—	14,950
USD	1,630,240	EUR	1,614,892	11/17/2025	BNP	15,348	—	15,348
EUR	18,340,560	USD	18,583,938	11/17/2025	BNP	—	(243,378)	(243,378)
USD	57,700	NZD	57,225	11/3/2025	HUB	475	—	475
USD	58,261	NZD	57,225	11/3/2025	HUB	1,036	—	1,036
USD	58,378	NZD	57,225	11/3/2025	HUB	1,153	—	1,153
USD	59,213	NZD	57,225	11/3/2025	HUB	1,988	—	1,988
USD	59,524	NZD	57,226	11/3/2025	HUB	2,298	—	2,298
USD	59,582	NZD	57,225	11/3/2025	HUB	2,357	—	2,357
USD	65,632	GBP	65,685	11/3/2025	HUB	—	(53)	(53)
USD	65,699	GBP	65,685	11/3/2025	HUB	14	—	14
USD	65,714	GBP	65,685	11/3/2025	HUB	29	—	29
USD	65,741	GBP	65,685	11/3/2025	HUB	56	—	56
USD	65,747	GBP	65,685	11/3/2025	HUB	62	—	62
USD	65,787	GBP	65,685	11/3/2025	HUB	102	—	102
USD	65,810	GBP	65,685	11/3/2025	HUB	125	—	125
USD	65,835	GBP	65,685	11/3/2025	HUB	150	—	150
USD	65,893	GBP	65,685	11/3/2025	HUB	208	—	208
USD	65,921	GBP	65,685	11/3/2025	HUB	236	—	236
USD	65,926	GBP	65,685	11/3/2025	HUB	241	—	241
USD	65,977	GBP	65,685	11/3/2025	HUB	292	—	292
USD	66,026	GBP	65,685	11/3/2025	HUB	341	—	341
USD	66,044	GBP	65,685	11/3/2025	HUB	359	—	359
NZD	57,225	USD	57,930	11/3/2025	HUB	—	(705)	(705)
AUD	65,430	USD	65,708	11/3/2025	HUB	—	(278)	(278)
AUD	65,430	USD	65,758	11/3/2025	HUB	—	(328)	(328)
AUD	65,430	USD	65,820	11/3/2025	HUB	—	(390)	(390)
USD	114,762	NZD	114,450	11/3/2025	HUB	312	—	312
USD	114,792	NZD	114,450	11/3/2025	HUB	342	—	342
USD	114,817	NZD	114,450	11/3/2025	HUB	367	—	367
USD	114,995	NZD	114,450	11/3/2025	HUB	545	—	545
USD	115,251	NZD	114,450	11/3/2025	HUB	801	—	801
USD	116,655	NZD	114,450	11/3/2025	HUB	2,205	—	2,205

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

October 31, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on October 31, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	65,732	GBP	65,685	11/3/2025	HUB	$47	$—	$47
USD	65,732	GBP	65,685	11/3/2025	HUB	47	—	47
USD	131,814	GBP	131,370	11/3/2025	HUB	444	—	444
USD	65,976	GBP	65,685	11/3/2025	HUB	291	—	291
USD	65,976	GBP	65,685	11/3/2025	HUB	291	—	291
USD	171,844	NZD	171,675	11/3/2025	HUB	169	—	169
USD	172,593	NZD	171,675	11/3/2025	HUB	918	—	918
USD	172,692	NZD	171,675	11/3/2025	HUB	1,017	—	1,017
USD	173,255	NZD	171,675	11/3/2025	HUB	1,580	—	1,580
USD	175,229	NZD	171,675	11/3/2025	HUB	3,554	—	3,554
USD	196,135	AUD	196,290	11/3/2025	HUB	—	(155)	(155)
NZD	114,450	USD	119,463	11/3/2025	HUB	—	(5,013)	(5,013)
USD	227,821	NZD	228,900	11/3/2025	HUB	—	(1,079)	(1,079)
USD	229,032	NZD	228,900	11/3/2025	HUB	132	—	132
USD	229,796	NZD	228,900	11/3/2025	HUB	896	—	896
USD	229,952	NZD	228,900	11/3/2025	HUB	1,052	—	1,052
USD	232,549	NZD	228,900	11/3/2025	HUB	3,649	—	3,649
USD	234,445	NZD	228,900	11/3/2025	HUB	5,545	—	5,545
USD	291,383	NZD	286,125	11/3/2025	HUB	5,258	—	5,258
USD	348,473	NZD	343,350	11/3/2025	HUB	5,123	—	5,123
NZD	228,900	USD	236,401	11/3/2025	HUB	—	(7,501)	(7,501)
NZD	228,900	USD	239,299	11/3/2025	HUB	—	(10,399)	(10,399)
NZD	228,900	USD	239,303	11/3/2025	HUB	—	(10,403)	(10,403)
USD	462,200	NZD	457,800	11/3/2025	HUB	4,400	—	4,400
NZD	286,125	USD	298,290	11/3/2025	HUB	—	(12,165)	(12,165)
USD	521,718	NZD	515,025	11/3/2025	HUB	6,693	—	6,693
GBP	1,313,700	USD	1,314,177	11/3/2025	HUB	—	(477)	(477)
USD	1,239,256	NZD	1,201,725	11/3/2025	HUB	37,531	—	37,531
NZD	2,333,483	USD	2,331,375	11/3/2025	HUB	2,108	—	2,108
NZD	2,587,867	USD	2,586,709	11/3/2025	HUB	1,158	—	1,158
USD	57,161	NZD	57,225	11/4/2025	HUB	—	(64)	(64)
USD	65,532	JPY	64,889	11/4/2025	HUB	643	—	643
USD	65,560	JPY	64,888	11/4/2025	HUB	672	—	672
USD	65,564	GBP	65,685	11/4/2025	HUB	—	(121)	(121)
USD	65,628	GBP	65,685	11/4/2025	HUB	—	(57)	(57)
USD	65,637	GBP	65,685	11/4/2025	HUB	—	(48)	(48)
USD	65,654	GBP	65,685	11/4/2025	HUB	—	(31)	(31)
USD	65,679	GBP	65,685	11/4/2025	HUB	—	(6)	(6)
USD	65,680	GBP	65,685	11/4/2025	HUB	—	(5)	(5)
USD	65,692	GBP	65,685	11/4/2025	HUB	7	—	7
USD	65,694	GBP	65,685	11/4/2025	HUB	9	—	9
USD	65,697	GBP	65,685	11/4/2025	HUB	12	—	12
USD	65,708	GBP	65,685	11/4/2025	HUB	23	—	23
USD	65,725	GBP	65,685	11/4/2025	HUB	40	—	40
USD	65,727	GBP	65,685	11/4/2025	HUB	42	—	42
USD	131,103	GBP	131,370	11/4/2025	HUB	—	(267)	(267)
USD	131,257	GBP	131,370	11/4/2025	HUB	—	(113)	(113)
USD	131,363	GBP	131,370	11/4/2025	HUB	—	(7)	(7)
JPY	129,777	USD	129,628	11/4/2025	HUB	149	—	149
USD	116,970	EUR	115,304	11/10/2025	HUB	1,666	—	1,666
USD	117,105	EUR	115,304	11/10/2025	HUB	1,801	—	1,801
USD	117,992	EUR	115,304	11/10/2025	HUB	2,688	—	2,688
USD	118,217	EUR	115,304	11/10/2025	HUB	2,913	—	2,913
EUR	230,608	USD	235,357	11/10/2025	HUB	—	(4,749)	(4,749)
EUR	345,912	USD	352,558	11/10/2025	HUB	—	(6,646)	(6,646)
EUR	345,912	USD	352,913	11/10/2025	HUB	—	(7,001)	(7,001)
USD	350,871	EUR	345,911	11/10/2025	HUB	4,960	—	4,960
EUR	461,216	USD	472,858	11/10/2025	HUB	—	(11,642)	(11,642)
EUR	576,520	USD	590,451	11/10/2025	HUB	—	(13,931)	(13,931)
EUR	691,824	USD	707,970	11/10/2025	HUB	—	(16,146)	(16,146)
EUR	1,037,736	USD	1,070,238	11/10/2025	HUB	—	(32,502)	(32,502)

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

October 31, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on October 31, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	1,153,039	USD	1,182,465	11/10/2025	HUB	$—	$(29,426)	$(29,426)
EUR	14,297,689	USD	14,529,995	11/10/2025	HUB	—	(232,306)	(232,306)
USD	18,576,735	EUR	18,333,325	11/10/2025	HUB	243,410	—	243,410
GBP	399,379	USD	405,785	11/20/2025	HUB	—	(6,406)	(6,406)
USD	363,001	JPY	355,871	11/20/2025	HUB	7,130	—	7,130
USD	804,131	GBP	790,875	11/20/2025	HUB	13,256	—	13,256
USD	896,081	EUR	886,495	11/20/2025	HUB	9,586	—	9,586
USD	65,652	JPY	65,114	12/9/2025	HUB	538	—	538
USD	65,664	JPY	65,114	12/9/2025	HUB	550	—	550
USD	71,572	CAD	71,431	12/9/2025	HUB	141	—	141
USD	130,090	JPY	130,228	12/9/2025	HUB	—	(138)	(138)
USD	131,670	JPY	130,228	12/9/2025	HUB	1,442	—	1,442
USD	196,385	JPY	195,342	12/9/2025	HUB	1,043	—	1,043
USD	197,971	JPY	195,342	12/9/2025	HUB	2,629	—	2,629
CAD	357,152	USD	359,602	12/9/2025	HUB	—	(2,450)	(2,450)
USD	2,303,331	CAD	2,294,164	12/9/2025	HUB	9,167	—	9,167
USD	2,389,482	CAD	2,380,585	12/9/2025	HUB	8,897	—	8,897
USD	2,952,855	JPY	2,892,922	12/9/2025	HUB	59,933	—	59,933
USD	4,157,465	CAD	4,142,693	12/9/2025	HUB	14,772	—	14,772
USD	5,399,066	JPY	5,294,369	12/9/2025	HUB	104,697	—	104,697
USD	6,391,511	JPY	6,267,998	12/9/2025	HUB	123,513	—	123,513
USD	6,533,270	CAD	6,509,946	12/9/2025	HUB	23,324	—	23,324
USD	7,127,331	CAD	7,101,761	12/9/2025	HUB	25,570	—	25,570
JPY	130,228	USD	132,401	12/9/2025	HUB	—	(2,173)	(2,173)
JPY	260,456	USD	263,985	12/9/2025	HUB	—	(3,529)	(3,529)
USD	2,335,034	NZD	2,337,027	12/10/2025	HUB	—	(1,993)	(1,993)
USD	2,590,770	NZD	2,591,798	12/10/2025	HUB	—	(1,028)	(1,028)
AUD	196,374	USD	196,220	12/12/2025	HUB	154	—	154
AUD	3,534,728	USD	3,532,898	12/12/2025	HUB	1,830	—	1,830
USD	66,987	GBP	65,689	12/17/2025	HUB	1,298	—	1,298
USD	133,318	GBP	131,377	12/17/2025	HUB	1,941	—	1,941
USD	134,578	GBP	131,377	12/17/2025	HUB	3,201	—	3,201
USD	266,877	GBP	262,755	12/17/2025	HUB	4,122	—	4,122
USD	335,342	GBP	328,443	12/17/2025	HUB	6,899	—	6,899
USD	532,733	GBP	525,508	12/17/2025	HUB	7,225	—	7,225
USD	534,497	GBP	525,508	12/17/2025	HUB	8,989	—	8,989
USD	661,206	GBP	656,886	12/17/2025	HUB	4,320	—	4,320
USD	664,166	GBP	656,886	12/17/2025	HUB	7,280	—	7,280
USD	998,132	GBP	985,329	12/17/2025	HUB	12,803	—	12,803
GBP	1,511,792	USD	1,547,040	12/17/2025	HUB	—	(35,248)	(35,248)
USD	1,202,623	GBP	1,182,394	12/17/2025	HUB	20,229	—	20,229
USD	1,314,253	GBP	1,313,772	12/17/2025	HUB	481	—	481
USD	1,320,805	GBP	1,313,771	12/17/2025	HUB	7,034	—	7,034
USD	1,536,657	GBP	1,510,837	12/17/2025	HUB	25,820	—	25,820
GBP	3,051,070	USD	3,119,935	12/17/2025	HUB	—	(68,865)	(68,865)
GBP	8,312,105	USD	8,504,578	12/17/2025	HUB	—	(192,473)	(192,473)
CHF	124,262	USD	126,220	11/4/2025	NWM	—	(1,958)	(1,958)
CHF	124,262	USD	126,590	11/4/2025	NWM	—	(2,328)	(2,328)
CHF	124,262	USD	127,001	11/4/2025	NWM	—	(2,739)	(2,739)
USD	124,468	CHF	124,262	11/4/2025	NWM	206	—	206
USD	124,894	CHF	124,262	11/4/2025	NWM	632	—	632
USD	125,184	CHF	124,262	11/4/2025	NWM	922	—	922
USD	125,302	CHF	124,263	11/4/2025	NWM	1,039	—	1,039
USD	126,755	CHF	124,262	11/4/2025	NWM	2,493	—	2,493
CHF	248,524	USD	254,107	11/4/2025	NWM	—	(5,583)	(5,583)
CHF	248,524	USD	255,459	11/4/2025	NWM	—	(6,935)	(6,935)
USD	249,614	CHF	248,524	11/4/2025	NWM	1,090	—	1,090
USD	250,298	CHF	248,525	11/4/2025	NWM	1,773	—	1,773

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

October 31, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on October 31, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CHF	869,835	USD	879,744	11/4/2025	NWM	$—	$(9,909)	$(9,909)

						$963,363	$(992,205)	$(28,842)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

BNP	BNP Paribas NA
HUB	HSBC Bank PLC
NWM	NatWest Markets PLC

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

Index Abbreviations:

DAX	Deutsche Boerse AG German Stock Index.
EURO STOXX 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
ICE	Intercontinental Exchange.
NYMEX	New York Mercantile Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:

BOBL	Medium term debt that is issued by the Federal Republic of Germany.
BUND	German Federal Government Bond.
COMEX	The Commodity Exchange Inc.
Gilt	Bank of England Bonds.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2025, the investments were classified as described below:

AHL Trend ETF Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$—	$41,527,965	$—	$41,527,965

Total Investments in Securities - Assets	$—	$41,527,965	$—	$41,527,965

Financial Derivative Instruments - Assets
Futures Contracts	$4,257,103	$—	$—	$4,257,103
Forward Foreign Currency Contracts	—	963,363	—	963,363

Total Financial Derivative Instruments - Assets	$4,257,103	$963,363	$—	$5,220,466

Financial Derivative Instruments - Liabilities
Futures Contracts	$(427,387)	$—	$—	$(427,387)

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

October 31, 2025 (Unaudited)

AHL Trend ETF Fund	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Liabilities (continued)
Forward Foreign Currency Contracts	$—	$(992,205)	$—	$(992,205)

Total Financial Derivative Instruments - Liabilities	$(427,387)	$(992,205)	$—	$(1,419,592)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Shares	Fair Value
Canada - 26.2%
Foreign Common Stocks - 26.2%
Capstone Copper Corp.A	785,937	$7,015,744
Equinox Gold Corp.A	985,429	10,827,037
Hudbay Minerals, Inc.	851,656	13,650,299
Kinross Gold Corp.	436,622	10,147,095
Methanex Corp.	218,770	8,602,036
NexGen Energy Ltd.A	333,027	3,250,344
Pan American Silver Corp.	144,476	5,087,000
Teck Resources Ltd., Class B	305,424	13,108,798
Tourmaline Oil Corp.	71,417	3,141,218

Total Foreign Common Stocks		74,829,571

Total Canada (Cost $56,901,615)		74,829,571

China - 4.8%
Foreign Common Stocks - 4.8%
ArcelorMittal SA	172,868	6,584,542
Contemporary Amperex Technology Co. Ltd., Class H	39,300	2,824,646
GCL Technology Holdings Ltd.A	24,530,000	4,293,235

Total Foreign Common Stocks		13,702,423

Total China (Cost $12,995,264)		13,702,423

Denmark - 0.9% (Cost $2,873,490)
Foreign Common Stocks - 0.9%
Novonesis Novozymes B, Class B	44,709	2,671,934

Germany - 5.3%
Foreign Common Stocks - 5.3%
BASF SE	141,756	6,991,675
Siemens Energy AGA	67,176	8,308,284

Total Foreign Common Stocks		15,299,959

Total Germany (Cost $12,076,914)		15,299,959

Ivory Coast - 1.1% (Cost $1,746,045)
Foreign Common Stocks - 1.1%
Endeavour Mining PLC	79,453	3,183,105

Norway - 2.7%
Foreign Common Stocks - 2.7%
Mowi ASA	181,415	3,986,769
Norsk Hydro ASA	540,715	3,658,771

Total Foreign Common Stocks		7,645,540

Total Norway (Cost $6,881,925)		7,645,540

Republic of Korea - 1.9% (Cost $4,571,934)
Foreign Common Stocks - 1.9%
LG Energy Solution Ltd.A	16,233	5,389,162

South Africa - 1.0% (Cost $2,339,653)
Foreign Common Stocks - 1.0%
Anglo American PLC	77,818	2,939,097

United Kingdom - 3.3% (Cost $6,202,516)
Foreign Common Stocks - 3.3%
Anglogold Ashanti PLC	138,457	9,415,076

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Shares	Fair Value
United States - 48.3%
Common Stocks - 48.3%
Andersons, Inc.	71,045	$3,290,094
Antero Resources Corp.A	256,765	7,936,606
Archer-Daniels-Midland Co.	63,298	3,831,428
Bloom Energy Corp., Class AA	41,274	5,454,772
Bunge Global SA	79,937	7,562,040
Chemours Co.	263,039	3,522,092
Cleveland-Cliffs, Inc.A	318,287	3,956,307
Coeur Mining, Inc.A	507,524	8,714,187
Darling Ingredients, Inc.A	184,502	5,913,289
Diamondback Energy, Inc.	28,396	4,066,023
Dow, Inc.	152,670	3,641,180
DT Midstream, Inc.	23,860	2,612,431
EQT Corp.	127,944	6,855,240
Expand Energy Corp.	54,838	5,665,314
First Solar, Inc.A	25,284	6,749,311
Hecla Mining Co.	420,032	5,405,812
Huntsman Corp.	188,789	1,563,173
JBS NV, Class AA	159,026	2,100,733
Kinetik Holdings, Inc.	102,865	3,961,331
NEXTracker, Inc., Class AA	30,117	3,048,443
Nucor Corp.	27,584	4,138,979
Permian Resources Corp.	413,102	5,188,561
Primoris Services Corp.	37,249	5,271,479
Range Resources Corp.	301,417	10,715,374
Smurfit WestRock PLC	161,834	5,974,911
Steel Dynamics, Inc.	37,975	5,954,480
Targa Resources Corp.	31,290	4,819,912

Total Common Stocks		137,913,502

Total United States (Cost $121,767,077)		137,913,502

Zambia - 2.0% (Cost $4,208,636)
Foreign Common Stocks - 2.0%
First Quantum Minerals Ltd.A	276,513	5,741,014

TOTAL INVESTMENTS - 97.5% (Cost $232,565,069)		278,730,383
OTHER ASSETS, NET OF LIABILITIES - 2.5%		7,013,374

TOTAL NET ASSETS - 100.0%		$285,743,757

Percentages are stated as a percent of net assets.

A	Non-income producing security.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2025, the investments were classified as described below:

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

October 31, 2025 (Unaudited)

GLG Natural Resources ETF Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Canada	$74,829,571	$—	$—	$74,829,571
China	13,702,423	—	—	13,702,423
Denmark	2,671,934	—	—	2,671,934
Germany	15,299,959	—	—	15,299,959
Ivory Coast	3,183,105	—	—	3,183,105
Norway	7,645,540	—	—	7,645,540
Republic of Korea	5,389,162	—	—	5,389,162
South Africa	2,939,097	—	—	2,939,097
United Kingdom	9,415,076	—	—	9,415,076
Zambia	5,741,014	—	—	5,741,014
Common Stocks
United States	137,913,502	—	—	137,913,502

Total Investments in Securities - Assets	$278,730,383	$—	$—	$278,730,383

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Ionic Inflation Protection ETFSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 98.6%
U.S. Treasury Inflation-Indexed Notes,
0.625%, Due 1/15/2026A	$1,241,403	$1,237,686
0.125%, Due 4/15/2026A	1,320,223	1,311,379
0.125%, Due 7/15/2026A	1,301,407	1,294,317
0.125%, Due 10/15/2026A	1,304,270	1,293,670
0.375%, Due 1/15/2027A	1,207,027	1,194,268
0.125%, Due 4/15/2027A	1,382,544	1,359,099
0.375%, Due 7/15/2027A B	1,388,097	1,374,727
1.625%, Due 10/15/2027A	1,279,699	1,295,183

		10,360,329

Total U.S. Treasury Obligations (Cost $10,353,123)		10,360,329

	Shares
SHORT-TERM INVESTMENTS - 0.8% (Cost $87,962)
Investment Companies - 0.8%
American Beacon U.S. Government Money Market Select Fund, 4.02%C D	87,962	87,962

TOTAL INVESTMENTS - 99.4% (Cost $10,441,085)		10,448,291
SWAPTIONS CONTRACTS - 0.2% (Premiums paid $254,400)		20,861
OTHER ASSETS, NET OF LIABILITIES - 0.4%		39,884

TOTAL NET ASSETS - 100.0%		$10,509,036

Percentages are stated as a percent of net assets.

A	Inflation-Indexed Note.
B	This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $1,374,727 or 13.1% of net assets.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

Swaptions Contracts Outstanding on October 31, 2025:

Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (000’s)	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - 2-Year Interest Rate
Swap	BOA	1 day USD SOFR	Receive	5.22	1/13/2027	12,000	$146,400	$11,921	$(134,479)
Put - 2-Year Interest Rate
Swap	JPM	1 day USD SOFR	Receive	5.22	1/13/2027	9,000	108,000	8,940	(99,060)

							$254,400	$20,861	$(233,539)

Centrally Cleared Swap Agreements Outstanding on October 31, 2025:

Inflation Swap

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Receive	U.S. CPI Urban Consumers NSA	2.61	1/15/2030	USD	10,500	$2,884	$(4,383)	$(7,267)

						$2,884	$(4,383)	$(7,267)

Glossary:

Counterparty Abbreviations:

BOA	Bank of America
JPM	JPMorgan Chase Bank, N.A.

See accompanying notes

American Beacon Ionic Inflation Protection ETFSM

Schedule of Investments

October 31, 2025 (Unaudited)

Currency Abbreviations:

USD	United States Dollar

Other Abbreviations:

SOFR	Secured Overnight Financing Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2025, the investments were classified as described below:

Ionic Inflation Protection ETF Fund	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	$—	$10,360,329	$—	$10,360,329
Short-Term Investments	87,962	—	—	87,962

Total Investments in Securities - Assets	$87,962	$10,360,329	$—	$10,448,291

Financial Derivative Instruments - Assets
Swaptions Contracts	$—	$20,861	$—	$20,861

Total Financial Derivative Instruments - Assets	$—	$20,861	$—	$20,861

Financial Derivative Instruments - Liabilities
Swap Contract Agreements	$—	$(7,267)	$—	$(7,267)

Total Financial Derivative Instruments - Liabilities	$—	$(7,267)	$—	$(7,267)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Select FundsSM

Supplementary Notes to Schedule of Investments

October 31, 2025 (Unaudited)

Security Valuation and Fair Value Measurements

Each Fund’s net asset value (“NAV”) per share is computed by adding total assets, subtracting all each Fund’s liabilities, and dividing the result by the total number of shares outstanding, which may differ from a market price. Investors that purchase and sell a Fund in the secondary market will transact at market prices, which may be lower or higher than the NAV per share.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon Select FundsSM

Supplementary Notes to Schedule of Investments

October 31, 2025 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

American Beacon Select FundsSM

Supplementary Notes to Schedule of Investments

October 31, 2025 (Unaudited)

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.